Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Numerator:
Net loss attributable to ordinary shareholders—basic	$ (2,429,121)	$ (5,990,123)	$ (6,659,441)
Net loss attributable to ordinary shareholders— diluted	$ (2,429,121)	$ (5,990,123)	$ (6,659,441)
Denominator:
Weighted average number of ordinary shares outstanding—basic	15,486,467	12,637,968	11,655,642
Weighted average number of ordinary shares outstanding—Diluted	15,486,467	12,637,968	11,655,642
Loss per share attributable to ordinary shareholders —basic	$ (0.16)	$ (0.47)	$ (0.57)
Loss per share attributable to ordinary shareholders —Diluted	$ (0.16)	$ (0.47)	$ (0.57)